Note 1 - Organization and Nature of Business (Details Textual) - USD ($)												3 Months Ended	12 Months Ended
	Aug. 30, 2023	May 11, 2023	Apr. 25, 2023	Dec. 21, 2022	Sep. 29, 2022	Sep. 29, 2022	Aug. 23, 2022	Aug. 23, 2022	Apr. 08, 2022	Jul. 07, 2021	Feb. 05, 2021	Sep. 30, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Proceeds from Issuance or Sale of Equity												$ 3,675,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)														1,591,250
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)												$ 2.5	$ 2.66	$ 2.47	$ 3.99
Promissory Notes and Warrants [Member]
Proceeds from Issuance of Debt		$ 1,500,000	$ 1,500,000		$ 2,500,000		$ 2,500,000	$ 2,500,000	$ 3,700,000				$ 2,075,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)							625,000	625,000	925,000				311,250
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)							$ 2.6	$ 2.6	$ 2.35				$ 2.21
Debt Instrument, Maturity Date		May 11, 2024	Apr. 25, 2024				Aug. 23, 2025	Aug. 23, 2025
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%		8.00%	8.00%	8.00%	8.00%
Promissory Notes and Warrants [Member] | One Director [Member]
Proceeds from Issuance of Debt				$ 250,000		$ 750,000
Private Placement [Member]
Proceeds from Issuance or Sale of Equity	$ 3,674,926									$ 3,000,000	$ 2,500,000
Stock Issued During Period, Shares, New Issues (in shares)	735,000									714,701	631,250
Share Price (in dollars per share)										$ 4.25	$ 4